Related Party Transactions - Prophase Loans (Details) - USD ($)		3 Months Ended		12 Months Ended
	Apr. 30, 2025	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	May 14, 2025	May 13, 2025	May 02, 2025	Feb. 28, 2025	Oct. 13, 2024	Oct. 12, 2024	Sep. 29, 2024	Sep. 24, 2024	Sep. 14, 2024	Aug. 31, 2024	Jul. 31, 2024	Jul. 01, 2024	Jun. 01, 2024	May 31, 2024	Apr. 01, 2024	Mar. 06, 2024	Feb. 26, 2024
Related Party Transactions
Amount borrowed		$ 1,442,500		$ 1,442,500	$ 19,973,000
Conversion of related party short-term debt into common stock				14,797,901
Accrued interest, related parties		222,558		203,921	955,119
Related party
Related Party Transactions
Amount borrowed		1,442,500		1,442,500	19,973,000
Related party | Prophase Loan
Related Party Transactions
Interest expense relating to loan		11,138	$ 26,787	77,073	66,728
Related party | Prophase Loan | Prophase
Related Party Transactions
Amount borrowed		742,500		742,500	1,623,000
Accrued interest, related parties		90,421		79,283	66,728
Related party | Prophase February 2024 Loan
Related Party Transactions
Amount borrowed		31,500		31,500	200,000																	$ 200,000
Interest rate																						6.00%
Conversion of related party short-term debt into common stock	$ 168,500
Related party | Prophase March 2024 Loan
Related Party Transactions
Amount borrowed		250,000		250,000	250,000																$ 250,000
Interest rate																					6.00%
Related party | Prophase April 2024 Loan
Related Party Transactions
Amount borrowed					250,000															$ 250,000
Interest rate																				6.00%
Conversion of related party short-term debt into common stock	250,000
Related party | Prophase May 2024 Loans
Related Party Transactions
Amount borrowed		240,000		240,000	790,000												$ 520,000	$ 270,000	$ 790,000
Interest rate																			6.00%
Conversion of related party short-term debt into common stock	550,000
Related party | Prophase July 2024 Loans
Related Party Transactions
Amount borrowed		83,000		83,000	83,000							$ 50,000	$ 3,000	$ 30,000		$ 83,000
Interest rate																6.00%
Related party | Prophase August 2024 Loans
Related Party Transactions
Amount borrowed		$ 50,000		$ 50,000	$ 50,000					$ 20,000	$ 30,000				$ 50,000
Interest rate															6.00%
Related party | Prophase February 2025 Loan
Related Party Transactions
Amount borrowed									$ 206,000
Interest rate									6.00%
Conversion of related party short-term debt into common stock	125,000
Related party | Prophase March 2025 Loans
Related Party Transactions
Amount borrowed			$ 207,000
Interest rate			6.00%
Conversion of related party short-term debt into common stock	200,000
Related party | Prophase April 2025 Loans
Related Party Transactions
Amount borrowed	$ 3,627,000					$ 1,506,880	$ 1,920,120	$ 200,000
Interest rate	6.00%
Conversion of related party short-term debt into common stock	$ 3,627,000